Concessions (Tables)	12 Months Ended
Dec. 31, 2012
Concessions
Schedule of concessions
	2012	2011

Orbital concessions	$41,740	$41,740
Public telecommunications network	3,932	3,932
	45,672	45,672
Accumulated amortization	(2,835)	(1,044)

	$42,837	$44,628